Annual Total Returns - Voya Large-Cap Growth Fund (Class A C I R R6 T and W Shares) [BarChart] - Class A C I R R6 T and W Shares - Voya Large-Cap Growth Fund - Class A	Sep. 30, 2021
Bar Chart Table:
2011	3.69%
2012	18.54%
2013	28.43%
2014	12.86%
2015	5.81%
2016	3.48%
2017	29.21%
2018	(1.76%)
2019	32.31%
2020	30.61%